March 31, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds

File Nos. 033-68666 and 811-8044

To the Commission:

On behalf of Aston Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on March 16, 2015 under Rule 497(e) (SEC Accession No. 0001193125-15-093382), to the Prospectus for ASTON/Montag & Caldwell Growth Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/TAMRO Diversified Equity Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/Fairpointe Mid Cap Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Independent Value Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Silvercrest Small Cap Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/TCH Fixed Income Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/Anchor Capital Enhanced Equity Fund, ASTON/River Road Long-Short Fund, ASTON/Barings International Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/LMCG Emerging Markets Fund, ASTON/Pictet International Fund, ASTON/Harrison Street Real Estate Fund and ASTON/Montag & Caldwell Balanced Fund dated February 28, 2015, as supplemented March 16, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3 (g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (312) 268-1463.

Very truly yours,

  /s/ James Dimmick

James Dimmick, Assistant Secretary